(5) Convertible Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Private Offering of Secured Convertible Notes And Warrants Closed Date	Jul. 29, 2011
Proceeds From Convertible Notes and Warrants		$ 1,850,000
Derivative additional investment rights liability		235,000
Convertible notes payable, discount	223,250	364,250
Debt Instrument, Convertible, Interest Expense	375,551	156,961
Derivative Financial Instruments, Liabilities
Convertible Notes Payable	1,427,000
Derivative Warrant Liability	166,000
Derivative additional investment rights liability	257,000
Convertible notes payable, discount	423,000
Convertible Debt Securities
Proceeds From Convertible Notes and Warrants	1,850,000	1,850,000
Debt Instrument, Description	Each of the Units consists of (i) a $5,000 secured convertible promissory note (each a “Note” and collectively “Notes”) and (ii) a warrant (each a “Warrant” and collectively “Warrants”) to purchase 1,000 shares of our Common Stock at and exercise price of $1.50 per share
Debt Instrument, Maturity Date	Jul. 29, 2014
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Interest Rate Terms	the interest on the outstanding balance of the Notes is payable no later than thirty (30) days following the close of each calendar quarter
Debt Instrument, Convertible, Number of Equity Instruments	1,850,000
Warrant Expiration Date	Apr. 29, 2016
Class of Warrant or Right, Outstanding	370,000
Debt Instrument, Call Feature	We may call the Notes for prepayment (“Call Option”) if (a) our Common Stock closes at or above $2.00 per share for 20 consecutive days; and (b) our Common Stock has had daily trading volume at or above 100,000 shares for the same 20 consecutive days. Investors shall have 60 days from the date on which we call the Notes to convert the Notes (thereafter we may prepay any outstanding Notes).
Debt Instrument, Convertible, Conversion Price	$ 1
Debt Instrument, Convertible, Terms of Conversion Feature	If (a) there is any transaction, or a series of transactions, that results, directly or indirectly, in the transfer of 100% of Auxilio including, without limitation, any sale of stock, sale of assets, sale of membership interests, merger or consolidation, reorganization, recapitalization or restructuring, tender or exchange offer, negotiated purchase or leveraged buyout, and (b) the per share price of our Common Stock in such transaction equals or exceeds $1.00, then the Notes will be automatically converted into our Common Stock.
Commissions and Marketing Fees Due	$ 149,850
Convertible Debt Securities | Cambria Capital
Class of Warrant or Right, Outstanding	199,800
Warrant Exercise Price	$ 1.50